Statements of Cash Flows	12 Months Ended
Dec. 31, 2023 USD ($)
Cash flows from operating activities:
Net loss	$ (630,235)
Adjustments to reconcile net loss to net cash used in operating activities:
Net cash used in operating activities	(64,241)
Cash flows from financing activities:
Cash and cash equivalents, end of the period	945,802
Surfside Acquisition Inc.
Cash flows from operating activities:
Net loss	(47,625)
Adjustments to reconcile net loss to net cash used in operating activities:
Accounts payable and accrued expenses	1,348
Net cash used in operating activities	(46,277)
Cash flows from financing activities:
Repayments of stockholder advances	(518)
Proceeds from note payable - stockholder	47,500
Net cash provided by financing activities	46,982
Net change in cash	705
Cash and cash equivalents, beginning of the period	69
Cash and cash equivalents, end of the period	$ 774